Trade and other receivables (Tables)	12 Months Ended
Mar. 31, 2023
Schedule of trade and other receivables

	March 31,
	2022	2023
Trade receivables (net of allowance)	1,897,590	2,817,604
Receivables from joint venture (net of allowance) (refer to note 41)	-	530
Refund and other receivable (net of allowance)	37,112	52,478
Total	1,934,702	2,870,612
Contract Assets (refer to note 8)	11	190,598
	11	190,598
Total	1,934,713	3,061,210